STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10– STOCKHOLDERS’ EQUITY

Reverse Stock Split

On January 16, 2026, the Company filed a Certificate of Amendment to the Certificate of Incorporation of the Company with the Nevada Secretary of State to effect a reverse stock split at a 1-for-5,000 ratio. On January 21, 2026 (the “Effective Time”), every 5,000 shares of issued and outstanding Common Stock automatically combined into one issued share of common stock, with no change in par value. No fractional shares were issued as a result of the Reverse Stock Split. Instead of issuing fractional shares, the Company rounded shares up or down to the nearest whole number as determined by DTC at the participant level. The Reverse Stock Split did not modify any voting rights or other terms of the Common Stock. The Company’s Common Stock began trading on a reverse stock split-adjusted basis at the open of the markets on February 21, 2026. As a result, the number of shares of Common Stock outstanding was reduced from 13,327,772,635 shares to 2,665,555 shares, exclusive of 58,309 whole shares issued for rounding up fractional shares (which were issued in January 2026), and the number of authorized shares of Common Stock remains 25,990,000,000 shares.

Common stock

On January 22, 2026, DTC requested 58,309 shares of common stock as the result of rounding up shares for the reverse stock split.

During the three months ended March 31, 2026, the Company issued an aggregate of 439,796 post reverse split shares of common stock and received net proceeds of $47,069 after issuance costs of $5,654 and $5,000 of accrued interest repayment.

During the three months ended March 31, 2026, the Company issued 322,400 post reverse split shares of common stock in payment of accrued interest of $20,243 and fees of $1,500.

During the three months ended March 31, 2026, the Company issued 300,000 post reverse split shares of common stock pursuant to a Service Agreement with a third party and recorded stock based compensation of $48,000.

During the three months ended March 31, 2025, the Company issued an aggregate of recorded 226,766 post reverse split (1,133,822,555 prior to the reverse split) shares of common and received net proceeds of $260,805 after issuance costs of $10,552.

Increase in Authorized Shares

On March 4, 2025, the Board of Directors of the Company approved to amend the Company’s Articles of Incorporation (the “March 2025 Amendment”) to increase the authorized capital stock of the Company to 16,000,000,000 shares, of which 15,990,000,000 shall be authorized as common shares and 10,000,000 shall be authorized as preferred shares. The Company filed the March 2025 Amendment with the State of Nevada on April 10, 2025.

On May 21, 2025, the Board of Directors of the Company approved to amend the Company’s Articles of Incorporation (the “May 2025 Amendment”) to increase the authorized capital stock of the Company to 26,000,000,000 shares, of which 25,990,000,000 shall be authorized as common shares and 10,000,000 shall be authorized as preferred shares. The Company filed the May 2025 Amendment with the State of Nevada on July 1, 2025.

Preferred stock

As of March 31, 2026, and December 31, 2025, 10,000,000 shares have been authorized as preferred stock, par value $0.001 (the “Preferred Stock”), which such Preferred Stock shall be issuable in such series, and with such designations, rights and preferences as the Board of Directors may determine from time to time.

Series C Preferred Stock

On July 7, 2020, the Company filed an Amended and Restated Certificate of Designation with the State of Nevada of the Company’s Series C Preferred Stock. Under the terms of the Amendment to Certificate of Designation of Series C Preferred Stock, 50,000 shares of the Company’s preferred remain designated as Series C Preferred Stock. The holders of Series C Preferred Stock have no conversion rights and no dividend rights. For so long as any shares of the Series C Preferred Stock remain issued and outstanding, the Holder thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to sixty-seven (67%) percent of the total vote. As of March 31, 2026, and December 31, 2025, there were 2,500 shares of Series C Preferred Stock issued and outstanding and the shares are held by Mr. Conway.

Series D Preferred Stock

On July 7, 2020, the Company filed a Certificate of Designation with the State of Nevada of the Company’s Series D Preferred Stock. On July 10, 2020, pursuant to the SPA with PCTI, the Company issued 18,667 shares of Series D preferred Stock to Chis, and on August 28, 2020, pursuant to Mr. Conway’s employment agreement, the Company issued 1,333 shares of Series D Preferred Stock to Mr. Conway. On July 13, 2021, the Company purchased 18,667 shares of the Company’s Series D Preferred Stock held by Chis.

On July 27, 2021, the Company filed with the Secretary of State of the State of Nevada an Amended and Restated Certificate of Designation of Series D Preferred Stock (the “Series D Amendment”). Under the terms of the Series D Amendment, 4,570 shares of the Company’s preferred stock will be designated as Series D Convertible Preferred Stock. The holders of the Series D Convertible Preferred Stock shall not be entitled to receive dividends. Any holder may, at any time convert any number of shares of Series D Convertible Preferred Stock held by such holder into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion, by 1.5 and dividing that number by the number of authorized shares of Series D Convertible Preferred Stock and multiply that result by the number of shares of Series D Convertible Preferred Stock being converted. Except as provided in the Series D Amendment or as otherwise required by law, no holder of the Series D Convertible Preferred Stock shall be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action. The Series D Convertible Preferred Stock shall not bear any liquidation rights. On July 28, 2021, the Company closed on a Stock and Warrant Purchase Agreement (the “Series D SPA”). Pursuant to the terms of Series D SPA, an investor in exchange for $13,200,000 purchased one share of Series D Preferred Stock, and a warrant to acquire 3,236 shares of Series D Preferred Stock. As of March 31, 2026, and December 31, 2025, there were 1,334 shares, respectively, of Series D Preferred Stock issued and outstanding and a warrant to purchase 3,236 shares of Series D Preferred Stock are outstanding as of March 31, 2026, and December 31, 2025.

The warrant has a 15- year term and Partial Warrant Lock Up and Leak-Out Period. The Holder may only exercise the Warrant and purchase Warrant Shares as follows:

i.	Up to 162 (one hundred and sixty-two) Warrant Shares, at any time or times on or after five (5) business days from the closing of the Series D SPA (“the Initial Exercise Date”) subject to up to a maximum number of Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company and no later than on or before the 15th year anniversary of the Initial Exercise Date (“the Termination Date”); and

ii.	The Remainder of the Warrant representing up to 3,074 (three thousand and seventy-four) Warrant Shares (“Remaining Warrant Shares”) shall be locked up for a period of 36 (thirty-six) months from the Initial Exercise Date (“Lock Up Period”) and shall become exercisable at any time or times from the date that is the 36 (thirty-six) month anniversary of the Initial Exercise Date (“Lock Up Period Termination Date”) and no later than on or before the Termination Date, as follows:

a.	During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date.

Series E Preferred Stock

On July 7, 2020, the Company filed a Certificate of Designation with the State of Nevada of the Company’s Series E Preferred Stock. Under the terms of the Certificate of Designation of Series E Preferred Stock, 3,000 shares of the Company’s preferred stock have been designated as Series E Preferred Stock. The holders of the Series E Convertible Preferred Stock shall not be entitled to receive dividends. No holder of the Series E Preferred Stock shall be entitled to vote on any matter submitted to the shareholders of the Corporation for their vote, waiver, release or other action, except as may be otherwise expressly required by law. At any time, the Corporation may redeem for cash out of funds legally available therefor, any or all of the outstanding Preferred Stock (“Optional Redemption”) at $1,000 (one thousand dollars) per share. The shares of Series E Preferred Stock have not been registered under the Securities Act of 1933 or the laws of any state of the United States and may not be transferred without such registration or an exemption from registration. As of March 31, 2026, and December 31, 2025, there were -0- shares of Series E Preferred Stock issued and outstanding, respectively.

NOTE 10– STOCKHOLDERS’ EQUITY

Common stock

During the year ended December 31, 2025, the Company issued an aggregate of 496,163 post reverse split (2,480,814,993 prior to the reverse split) shares of common stock respectively and received net proceeds of $392,168 after issuance costs of $27,005.

During the year ended December 31, 2025, the Company issued an aggregate of 40,000 post reverse split (200,000,000 prior to the reverse split) shares of common stock pursuant to a Service Agreement (including amendments) with a third party and recorded a stock based compensation of $40,000.

During the year ended December 31, 2025, the Company issued 512,188 post reverse split (2,560,935,900 prior to the reverse split) shares of common stock in payment of accrued interest of $130,181 and fees of $1,500.

During the year ended December 31, 2025, a convertible note holder converted principal of $100,000 into 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock at a conversion price of $0.50 post reverse split ($0.0001 prior to the reverse split). The equity recorded is the sum of the carrying amounts of the debt host and the bifurcated conversion option liability, which is valued at $153,919.

During the year ended December 31, 2024, the Company issued an aggregate of 320,901 post reverse split (1,604,508,342 prior to the reverse split) shares of common stock and received net proceeds of $1,212,370 after issuance costs of $43,569.

Increase in Authorized Shares

On June 4, 2024, the Board of Directors (the “BOD’’) of the Company approved to amend the Company’s Articles of Incorporation (the “2024 Amendment”) to increase the authorized capital stock of the Company to 9,000,000,000 shares, of which 8,990,000,000 shall be authorized as common shares and 10,000,000 shall be authorized as preferred shares. The Company filed the 2024 Amendment with the State of Nevada on July 22, 2024.

On March 4, 2025, the BOD of the Company approved to amend the Company’s Articles of Incorporation (the “March 2025 Amendment”) to increase the authorized capital stock of the Company to 16,000,000,000 shares, of which 15,990,000,000 shall be authorized as common shares and 10,000,000 shall be authorized as preferred shares. The Company filed the March 2025 Amendment with the State of Nevada on April 10, 2025.

On May 21, 2025, the BOD of the Company approved to amend the Company’s Articles of Incorporation (the “May 2025 Amendment”) to increase the authorized capital stock of the Company to 26,000,000,000 shares, of which 25,990,000,000 shall be authorized as common shares and 10,000,000 shall be authorized as preferred shares. The Company filed the May 2025 Amendment with the State of Nevada on July 1, 2025.

Preferred stock

As of December 31, 2025, and 2024, 10,000,000 shares have been authorized as preferred stock, par value $0.001 (the “Preferred Stock”), which such Preferred Stock shall be issuable in such series, and with such designations, rights and preferences as the Board of Directors may determine from time to time.

Series C Preferred Stock

On July 7, 2020, the Company filed an Amended and Restated Certificate of Designation with the State of Nevada of the Company’s Series C Preferred Stock. Under the terms of the Amendment to Certificate of Designation of Series C Preferred Stock, 50,000 shares of the Company’s preferred remain designated as Series C Preferred Stock. The holders of Series C Preferred Stock have no conversion rights and no dividend rights. For so long as any shares of the Series C Preferred Stock remain issued and outstanding, the Holder thereof, voting separately as a class, shall have the right to vote on all shareholder matters equal to sixty-seven (67%) percent of the total vote. As of December 31, 2025, and 2024, there were 2,500 shares of Series C Preferred Stock issued and outstanding and the shares are held by Mr. Conway.

Series D Preferred Stock

On July 7, 2020, the Company filed a Certificate of Designation with the State of Nevada of the Company’s Series D Preferred Stock. On July 10, 2020, pursuant to the SPA with PCTI, the Company issued 18,667 shares of Series D preferred Stock to Chis, and on August 28, 2020, pursuant to Mr. Conway’s employment agreement, the Company issued 1,333 shares of Series D Preferred Stock to Mr. Conway. On July 13, 2021, the Company purchased 18,667 shares of the Company’s Series D Preferred Stock held by Chis.

On July 27, 2021, the Company filed with the Secretary of State of the State of Nevada an Amended and Restated Certificate of Designation of Series D Preferred Stock (the “Series D Amendment”). Under the terms of the Series D Amendment, 4,570 shares of the Company’s preferred stock will be designated as Series D Convertible Preferred Stock. The holders of the Series D Convertible Preferred Stock shall not be entitled to receive dividends. Any holder may, at any time convert any number of shares of Series D Convertible Preferred Stock held by such holder into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion, by 1.5 and dividing that number by the number of authorized shares of Series D Convertible Preferred Stock and multiply that result by the number of shares of Series D Convertible Preferred Stock being converted. Except as provided in the Series D Amendment or as otherwise required by law, no holder of the Series D Convertible Preferred Stock shall be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action. The Series D Convertible Preferred Stock shall not bear any liquidation rights. On July 28, 2021, the Company closed on a Stock and Warrant Purchase Agreement (the “Series D SPA”). Pursuant to the terms of Series D SPA, an investor in exchange for $13,200,000 purchased one share of Series D Preferred Stock, and a warrant to acquire 3,236 shares of Series D Preferred Stock. As of December 31, 2025, and 2024, there were 1,334 shares, respectively, of Series D Preferred Stock issued and outstanding and a warrant to purchase 3,236 shares of Series D Preferred Stock are outstanding as of December 31, 2025, and 2024.

The warrant has a 15- year term and Partial Warrant Lock Up and Leak-Out Period. The Holder may only exercise the Warrant and purchase Warrant Shares as follows:

i.	Up to 162 (one hundred and sixty-two) Warrant Shares, at any time or times on or after five (5) business days from the closing of the Series D SPA (“the Initial Exercise Date”) subject to up to a maximum number of Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company and no later than on or before the 15th year anniversary of the Initial Exercise Date (“the Termination Date”); and

ii.	The Remainder of the Warrant representing up to 3,074 (three thousand and seventy-four) Warrant Shares (“Remaining Warrant Shares”) shall be locked up for a period of 36 (thirty-six) months from the Initial Exercise Date (“Lock Up Period”) and shall become exercisable at any time or times from the date that is the 36 (thirty-six) month anniversary of the Initial Exercise Date (“Lock Up Period Termination Date”) and no later than on or before the Termination Date, as follows:

a.	During every 1 (one) year period, starting on the day that is the Lock Up Period Termination Date, the Holder shall have the right to exercise the Remainder of the Warrant up to a maximum number of Remaining Warrant Shares that, if converted, would be equal to no more than a maximum of 4.99% of the total number of outstanding shares of Common Stock of the Company during such given year (“Leak-Out Period”). The Leak-Out Period shall come into effect on the day that is the Lock Up Period Termination Date and remain effective on a yearly basis, for a period of 10 (ten) years thereafter, after which the Leak-Out Period will automatically terminate and become null and void. For clarity purposes the Remainder of the Warrant shall become freely exercisable at any time or times beginning on June 29, 2034, and until the Termination Date.

Series E Preferred Stock

On July 7, 2020, the Company filed a Certificate of Designation with the State of Nevada of the Company’s Series E Preferred Stock. Under the terms of the Certificate of Designation of Series E Preferred Stock, 3,000 shares of the Company’s preferred stock have been designated as Series E Preferred Stock. The holders of the Series E Convertible Preferred Stock shall not be entitled to receive dividends. No holder of the Series E Preferred Stock shall be entitled to vote on any matter submitted to the shareholders of the Corporation for their vote, waiver, release or other action, except as may be otherwise expressly required by law. At any time, the Corporation may redeem for cash out of funds legally available therefor, any or all of the outstanding Preferred Stock (“Optional Redemption”) at $1,000 (one thousand dollars) per share. The shares of Series E Preferred Stock have not been registered under the Securities Act of 1933 or the laws of any state of the United States and may not be transferred without such registration or an exemption from registration. As of December 31, 2025, and 2024, there were -0- shares of Series E Preferred Stock issued and outstanding, respectively.